WILMINGTON
                                                                           FUNDS

                      PREMIER PORTFOLIO


                             o PREMIER MONEY MARKET



                                     ANNUAL

                                  JUNE 30, 2000

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

     The last year has been a tumultuous one for the economy and the financial markets. Since our last annual report the Federal Reserve (the "Fed") has raised interest rates six times by a total of 175 basis points. The Central Bank's main concerns were the rapid economic expansion and the build-up of inflationary pressures. In the latter part of 1999 and early 2000, the economy was registering a growth rate between 6% and 7%. This rate is well in excess of the Fed's desired annual growth rate of no more than 3.5%. This targeted growth rate is the result of careful economic analysis which found that sustained growth in excess of 3.5% would result in an eventual increase in inflation, especially combined with a low unemployment rate.

     Inflation has also been problematic as energy prices have risen dramatically over the last year (Gasoline prices nationwide are up 85%). Moreover, the "core" inflation rate has also risen even though it is still at a fairly low rate. The trend, however, is clearly in the wrong direction.

     For these reasons, the Fed has decided to further increase interest rates to slow down the economy and thereby thwart the rise in inflation. At present, the evidence suggests that the Fed is beginning to succeed. Retail sales, housing sales and overall industrial activity are clearly showing signs of weakness. The one-two combination of higher interest rates and lower equity prices has had a negative effect on consumer spending patterns. The remaining question is whether this slowdown is for real and, if so, how severe is it. It is too early to provide any definitive answer at this time, but we believe that economic growth in the second half of 2000 will be slower than that of the first half.

     While it took some time, the financial markets finally reacted to higher interest rates this spring. Perhaps "reacted" is a bit of an understatement, especially for the NASDAQ Index. From the all-time highs earlier this year, the S&P 500 Index fell 18%, while the NASDAQ composite fell by more than 37%. In many regards, this was a reasonably normal correction. Not so normal were the speed and the severity, especially for the NASDAQ. Many stocks in this index were trading at enormous (even uncalculateable) price-earnings ratios. When it became apparent that economic growth, and thereby profits, would also be slowing, these heavily speculative issues suffered the consequences.

     Fortunately for us as shareholders of the Wilmington Funds, our investment advisers have many DECADES of investment experience and have witnessed these types of markets in the past. Their experience is invaluable toward achieving investment success. We are quite proud of the investment results described herein and are confident that you will be as well.


-----------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


INVESTMENT RESULTS

     The Premier Money Market Portfolio paid shareholders dividends of $0.06 per share. Based on the Portfolio's net asset value of $1.00 per share, these dividends represented a return of 5.80%. A comparison versus the Portfolio's respective benchmarks are presented below:

                                                                12 Month Period
                                                                Ending 6/30/00
                                                                ---------------
            WILMINGTON PREMIER MONEY MARKET PORTFOLIO                5.80%
            Lipper Money Market Funds                                5.06%
            Lipper Institutional Money Market Funds                  5.51%

     We invite your comments and questions and thank you for your investment in the Wilmington Premier Money Market Portfolio. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                       Sincerely,


                                                       /S/ROBERT J. CHRISTIAN


                                                       Robert J. Christian
August 9, 2000                                         President

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000


ASSETS:
Investment in Series, at value .........................        $505,769,495
Other assets ...........................................               1,052
                                                                ------------
Total assets ...........................................         505,770,547
                                                                ------------
LIABILITIES:
Dividends payable ......................................           2,512,160
Other accrued expenses .................................              24,481
                                                                ------------
Total liabilities ......................................           2,536,641
                                                                ------------
NET ASSETS .............................................        $503,233,906
                                                                ============
NET ASSETS CONSIST OF:
Paid-in capital ........................................        $503,246,953
Accumulated net realized loss on investments ...........             (13,047)
                                                                ------------
NET ASSETS .............................................        $503,233,906
                                                                ============
Shares of beneficial interest outstanding ..............         503,246,953
                                                                ============
NET ASSET VALUE, offering and redemption price per share
   ($0.01 par value, unlimited authorized shares): .....               $1.00
                                                                       =====


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2000

INVESTMENT INCOME:
   Investment income from Series .......................        $29,352,577
   Expenses from Series ................................         (1,002,191)
                                                                -----------
      Net investment income from Series ................         28,350,386
                                                                -----------

EXPENSES:
   Administration and accounting fees ..................             56,678
   Transfer agent fees .................................             21,092
   Trustees' fees ......................................              7,492
   Shareholder reporting fees ..........................             42,338
   Registration fees ...................................             37,753
   Professional fees ...................................            105,119
   Other ...............................................             16,224
                                                                -----------
      Total expenses before fee waivers and expense
         reimbursements                                             286,696
      Fees waived and expenses reimbursed ..............           (286,696)
                                                                -----------
         Total expenses, net ...........................                  0
                                                                -----------
   Net investment income ...............................         28,350,386
                                                                -----------
NET REALIZED LOSS ON INVESTMENTS .......................             (6,143)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...        $28,344,243
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE FISCAL YEARS ENDED
                                                      ---------------------------------
                                                       JUNE 30, 2000      JUNE 30, 1999
                                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................    $   28,350,386    $   18,631,507
   Net realized loss on investments ..............            (6,143)           (2,739)
                                                      --------------    --------------
   Net increase in net assets resulting
      from operations ............................        28,344,243        18,628,768
                                                      --------------    --------------
Distributions to shareholders
   from net investment income ....................       (28,350,386)      (18,631,507)
                                                      --------------    --------------
Portfolio share transactions (a):
   Proceeds from shares sold .....................     2,750,960,358     2,424,732,195
   Cost of shares issued on reinvestment of
      distributions ..............................        27,296,972        18,278,706
   Cost of shares redeemed .......................    (2,686,718,077)   (2,271,666,343)
                                                      --------------    --------------
Net increase in net assets from Portfolio
   share transactions ............................        91,539,253       171,344,558
                                                      --------------    --------------
Total increase in net assets .....................        91,533,110       171,341,819

NET ASSETS:
   Beginning of year .............................       411,700,796       240,358,977
                                                      --------------    --------------
   End of year ...................................    $  503,233,906    $  411,700,796
                                                      ==============    ==============


                                                         SHARES            SHARES
                                                      --------------    --------------
(a) TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ...................................     2,750,960,358     2,424,732,195
   Shares issued on reinvestment
      of distributions ...........................        27,296,972        18,278,706
   Shares redeemed ...............................    (2,686,718,077)   (2,271,666,343)
                                                      --------------    --------------
   Net increase in shares ........................        91,539,253       171,344,558
   Shares outstanding -- Beginning of year .......       411,707,700       240,363,142
                                                      --------------    --------------
   Shares outstanding -- End of year .............       503,246,953       411,707,700
                                                      ==============    ==============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The folowing table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statmements. They should be read in conjunction with the financial statements and notes thereto.



                                                                      FOR THE FISCAL YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------
                                                        2000 2        1999 1       1998        1997         1996
                                                       --------      --------     --------   --------     --------
NET ASSET VALUE -- BEGINNING OF PERIOD ...........        $1.00         $1.00        $1.00      $1.00        $1.00
                                                       --------      --------     --------   --------     --------
INVESTMENT OPERATIONS:
   Net investment income .........................         0.06          0.05         0.05       0.05         0.05
                                                       --------      --------     --------   --------     --------
DISTRIBUTIONS:
   From net investment income ....................        (0.06)        (0.05)       (0.05)     (0.05)       (0.05)
                                                       --------      --------     --------   --------     --------
NET ASSET VALUE -- END OF PERIOD .................        $1.00         $1.00        $1.00      $1.00        $1.00
                                                       ========      ========     ========   ========     ========
TOTAL RETURN .....................................        5.80%         5.15%        5.61%      5.43%        5.61%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA3:
   Expenses:
      Including expense limitations ..............        0.20%         0.20%        0.20%      0.20%        0.20%
      Excluding expense limitations ..............        0.26%         0.31%        0.31%      0.27%        0.27%
   Net investment income .........................        5.66%         5.00%        5.46%      5.31%        5.47%
Net assets at end of period (000 omitted) ........     $503,234      $411,701     $240,359   $415,285     $389,967


1 Effective October 20, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, became the investment adviser to the WT Investment Trust I - Premier Money Market Series.
2 Effective November 1, 1999, Rodney Square Management Corporation, a wholly owned subsidiary of WTC, became the investment adviser to the WT Investment Trust I - Premier Money Market Series.
3 The expense and net investment income ratios for the fiscal years ended June 30, 2000, 1999, 1998 and 1997 include expenses allocated from the WT Investment Trust I - Premier Money Market Series.

    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (formerly the WT Money Market Portfolio) (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Portfolio:

   VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, the Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $6,900, which will expire as follows:

                                         CAPITAL LOSS        EXPIRATION
                                         CARRYFORWARD           DATE
                                       --------------------------------------
                                             $1,300          06/30/2003
                                              2,900          06/30/2005
                                              2,700          06/30/2008

   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the fiscal year ended June 30, 2000, $2,352,516,431 was contributed to and $2,288,289,203 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Rodney Square Mangement Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

   RSMC has agreed to waive its advisory fee or reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

   As of June 30, 2000, Peter Kiewit Sons', Inc., is the direct or indirect parent of shareholders of greater than 25% of the voting securities of the Portfolio.

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WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the  Shareholders  and  Trustees  of WT Mutual Fund -- Premier  Money  Market
Portfolio:

We have audited the accompanying statement of assets and liabilities of Premier Money Market Portfolio (the "Portfolio") as of June 30, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended June 30, 1996 through June 30, 1998 were audited by other auditors whose report dated July 31, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Premier Money Market Portfolio at June 30, 2000, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                              /S/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 4, 2000

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WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------


SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of the shareholders of the WT Mutual Funds was held on October 22, 1999 to vote on the following proposals:


(I)   To approve or disapprove new investment advisory agreements;


(II) To consider the election of five persons to the Fund's Board of Trustees;


(III) To approve or disapprove certain changes to the Portfolio's fundamental investment limitations; and


(IV) To ratify the selection of Ernst & Young LLP as the Fund's independent auditors for the fiscal year ending June 30, 2000.

                                                       FOR          AGAINST     ABSTAINED
                                                 --------------  -----------  --------------
      WT Mutual Fund -- Money Market Portfolio
           (I)                                     472,627,919      95,000       23,394
           (II)                                    472,627,919      95,000       23,394
           (III)                                   472,313,407      409,513      23,394
           (IV)                                    472,627,919         0         118,394

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    ANNUAL REPORT / JUNE 30, 2000
--------------------------------------------------------------------------------


   (The following pages should be read in conjunction with the Portfolio's Financial Statements.)









    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL          VALUE
                                                                       RATING1         AMOUNT           (NOTE 2)
                                                                     -----------    -----------       ------------

CERTIFICATES OF DEPOSIT -- 35.4%
   FOREIGN BANKS, FOREIGN CENTERS -- 11.8%
     Barclay's Bank, PLC, 5.90%, 10/02/00 ..........................  P-1, A-1+     $20,000,000       $ 19,944,203
     Bayerische Landesbank Girozentrale, 6.14%, 07/18/00 ...........  P-1, A-1+      10,000,000         10,000,046
     Commerzbank, 6.17%, 07/18/00 ..................................  P-1, A-1+      10,000,000         10,000,137
     Commerzbank, 7.45%, 05/21/01 ..................................  P-1, A-1+      10,000,000         10,005,098
     Credit Agricole Indosuez, London , 7.30%, 05/03/01 ............  P-1, A-1+      10,000,000         10,000,000
                                                                                                      ------------
                                                                                                        59,949,484
                                                                                                      ------------
   FOREIGN BANKS, U.S. BRANCHES -- 11.7%
     Bank of Nova Scotia, 6.65%, 02/01/01 ..........................  P-1, A-1+       4,000,000          3,998,882
     Bayerische Landesbank Girozentrale, 5.82%, 08/03/00 ...........  P-1, A-1+       5,000,000          4,999,805
     Canadian Imperial Bank of Commerce, 6.73%, 09/12/00 ...........  P-1, A-1+      20,000,000         20,000,000
     Rabobank Nederland, 6.54%, 02/01/01 ...........................  P-1, A-1+      20,000,000         19,995,522
     Royal Bank of Canada, 6.98%, 05/02/01 .........................  P-1, A-1+      10,000,000          9,999,209
                                                                                                      ------------
                                                                                                        58,993,418
                                                                                                      ------------
   U.S. BANKS, U.S. BRANCHES -- 11.9%
     Bank One, 6.13%, 07/17/00 .....................................  P-1, A-1       20,000,000         20,000,086
     Harris Trust & Savings Bank, 6.57%, 07/05/00 ..................  P-1, A-1+      20,000,000         20,000,000
     Regions Bank, 6.35%, 07/26/00 .................................  P-1, A-1       20,000,000         20,000,000
                                                                                                      ------------
                                                                                                        60,000,086
                                                                                                      ------------
         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $178,942,988) ..................................................................     178,942,988
                                                                                                      ------------

COMMERCIAL PAPER -- 48.1%
   AUTOMOBILES -- 7.9%
     BMW U.S. Capital Corp., 6.54%, 07/28/00 .......................  P-1, A-1       20,000,000         19,901,900
     DaimlerChrysler North America Corp., 6.45%, 07/28/00 ..........  P-1, A-1        5,000,000          4,975,475
     DaimlerChrysler North America Corp., 6.56%, 08/10/00 ..........  P-1, A-1       15,000,000         14,890,667
                                                                                                      ------------
                                                                                                        39,768,042
                                                                                                      ------------
   CHEMICALS -- 3.9%
     Akzo Nobel, Inc., 6.60%, 08/09/00 .............................  P-1, A-2       10,000,000          9,928,500
     Akzo Nobel, Inc., 6.60%, 09/07/00 .............................  P-1, A-2       10,000,000          9,875,333
                                                                                                      ------------
                                                                                                        19,803,833
                                                                                                      ------------
   FINANCIAL SERVICES -- 13.7%
     General Electric Capital Corp., 6.65%, 08/23/00 ...............  P-1, A-1+      20,000,000         19,804,194
     Morgan Stanley Dean Witter & Co, 6.57%, 08/10/00 ..............  P-1, A-1       10,000,000          9,927,000
     Morgan Stanley Dean Witter & Co, 6.65%, 08/21/00 ..............  P-1, A-1       10,000,000          9,905,792
     National Rural Utilities Co-op, 6.62%, 09/14/00 ...............  P-1, A-1+      10,000,000          9,862,083
     UBS Finance (DE) Inc., 6.60%, 09/05/00 ........................  P-1, A-1+      20,000,000         19,758,000
                                                                                                      ------------
                                                                                                        69,257,069
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL          VALUE
                                                                       RATING1         AMOUNT           (NOTE 2)
                                                                     -----------    -----------       ------------


   LEASING -- 3.9%
     Vehicle Services Corporation of America, 6.62%, 08/15/00 ......  P-1, A-1+     $20,000,000       $ 19,834,500
                                                                                                      ------------
   MEDICAL SERVICES -- 3.6%
     Medical Building Funding VIII, 6.76%, 07/26/00 ................  N/R, A-1+      18,100,000         18,015,093
                                                                                                      ------------
   OIL -- 4.3%
     Koch Industries, 6.90%, 07/03/00 ..............................  P-1, A-1+      22,000,000         21,991,567
                                                                                                      ------------
   SECURITIES DEALERS -- 10.8%
     CS First Boston International, Inc., 6.60%, 09/13/00 ..........  P-1, A-1+      20,000,000         19,728,667
     Goldman Sachs Group LP, 6.66%, 08/21/00 .......................  P-1, A-1+      20,000,000         19,811,300
     Merrill Lynch & Co., Inc., 6.55%, 08/11/00 ....................  P-1, A-1+      15,000,000         14,888,104
                                                                                                      ------------
                                                                                                        54,428,071
                                                                                                      ------------
         TOTAL COMMERCIAL PAPER
            (Cost $243,098,175) ..................................................................     243,098,175
                                                                                                      ------------

BANK NOTES -- 3.9%
     First Union National Bank, 7.16%, 07/01/00* ...................  P-1, A-1       20,000,000         20,000,000
                                                                                                      ------------
         TOTAL BANK NOTES
            (Cost $20,000,000) ...................................................................      20,000,000
                                                                                                      ------------

REPURCHASE AGREEMENTS -- 11.8%
     With Banc of America Securities, LLC: at 6.86%, dated 06/30/00, to be repurchased at $44,956,786 on 07/03/00, collateralized by
        $46,279,033 of Federal National Mortgage Association
        Securities with various coupons and maturities to 06/01/30..                 44,931,100         44,931,100
     With CS First Boston, Inc.: at 6.90%, dated 06/30/00, to be repurchased at $15,008,625 on 07/03/00, collateralized by
        $15,600,900 of Federal National Mortgage Association
        Securities with various coupons and maturities to 11/01/00..                 15,000,000         15,000,000
                                                                                                      ------------
         TOTAL REPURCHASE AGREEMENTS
            (Cost $59,931,100) ...................................................................      59,931,100
                                                                                                      ------------
TOTAL INVESTMENTS-- (Cost $501,972,263)+ -- 99.2% ................................................     501,972,263
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.8% ........................................................       3,912,197
                                                                                                      ------------
NET ASSETS -- 100.0% .............................................................................    $505,884,460
                                                                                                      ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000

ASSETS:
Investments in securities, at value* ...................        $501,972,263
Cash ...................................................                  20
Interest receivable ....................................           4,041,081
Other assets ...........................................                  98
                                                                ------------
Total assets ...........................................         506,013,462
                                                                ------------
LIABILITIES:
Accrued advisory fee ...................................              77,846
Other accrued expenses .................................              51,156
                                                                ------------
Total liabilities ......................................             129,002
                                                                ------------
NET ASSETS .............................................        $505,884,460
                                                                ============
*Investments at cost ...................................        $501,972,263


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2000

INVESTMENT INCOME ......................................        $29,359,061
                                                                -----------

EXPENSES:
   Advisory fees .......................................          1,004,826
   Administration and accounting fees ..................            210,191
   Custodian fees ......................................             53,381
   Trustees' fees ......................................              7,974
   Professional fees ...................................             15,290
   Other ...............................................             24,127
                                                                -----------
      Total expenses before fee waivers and
         expense reimbursemen ..........................          1,315,789
      Fees waived and expenses reimbursed ..............           (313,343)
                                                                -----------
         Total expenses, net ...........................          1,002,446
                                                                -----------
   Net investment income ...............................         28,356,615
                                                                -----------
NET REALIZED LOSS ON INVESTMENTS .......................             (6,144)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...        $28,350,471
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE FISCAL YEARS ENDED
                                                      --------------------------------
                                                      JUNE 30, 2000      JUNE 30, 1999
                                                      ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................    $   28,356,615    $   18,787,331
   Net realized loss on investments ..............            (6,144)           (2,740)
                                                      --------------    --------------
Net increase in net assets resulting
   from operations ...............................        28,350,471        18,784,591
                                                      --------------    --------------
Transactions in beneficial interest:
   Contributions .................................     2,352,516,431     2,424,732,195
   Withdrawals ...................................    (2,288,289,203)   (2,271,849,713)
                                                      --------------    --------------
Net increase in net assets from transactions in
   beneficial interest ...........................        64,227,228       152,882,482
                                                      --------------    --------------
Total increase in net assets .....................        92,577,699       171,667,073

NET ASSETS:
   Beginning of year .............................       413,306,761       241,639,688
                                                      --------------    --------------
   End of year ...................................    $  505,884,460    $  413,306,761
                                                      ==============    ==============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Premier Money Market Series (formerly the WT Money Market Series) (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED

--------------------------------------------------------------------------------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to the Series. For its services, RSMC receives a fee of 0.20% of the Series' average daily net assets. For the period October 20, 1998 through October 31, 1999 and the period prior to October 20, 1998, WTC and Kiewit Investment Management Corp., respectively, provided advisory services to the Series under substantially similar terms.

   RSMC has agreed to waive all or a portion of its advisory fee and reimburse expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.20% of the average daily net assets of the Series. This undertaking will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS. Financial highlights for the periods ending June 30 were as follows:

                                       2000     1999      1998     1997(1)
                                       ------   -----    ------    ------
Total Return                            5.80%    N/A      N/A       N/A
Ratios to average net assets:
   Expenses
      Including expense limitations     0.20%    0.16%    0.16%     0.16%*
      Excluding expense limitations     0.26%    0.27%    0.27%     0.27%*
   Net investment income                5.66%    5.04%    5.50%     5.41%*


*   Annualized.
(1) Commencement of operations March 1, 1997.
N/A Not available.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Beneficial Interest Holders and Trustees of WT Investment Trust I -- Premier Money Market Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Premier Money Market Series (the "Series"), as of June 30, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Premier Money Market Series at June 30, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                             /S/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 4, 2000

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------


                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainor, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                             -----------------------


                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                            -------------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO.

WPRE-ANN-6/00